SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Interest income on retail and other notes and finance leases	$ 60,733				$ 58,239					$ 240,657	$ 238,330	$ 267,551
Interest and other income from affiliates	98,027				95,610					392,463	382,006	376,383
Servicing fee income	132				306					940	1,747	3,340
Rental income on operating leases	33,127				33,068					133,806	137,729	140,989
Other income	13,646				16,040					66,138	71,187	75,250
Total revenues	205,665	213,117	211,059	206,565	203,263	210,195	207,299	207,683	205,822	834,004	830,999	863,551
Interest expense:
Interest expense to third parties	54,163				55,142					219,561	224,189	232,448
Interest expense to affiliates	5,312				10,174					34,512	44,645	80,584
Total interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Administrative and operating expenses:
Fees charged by affiliates	15,030				14,748					61,895	62,945	61,464
Provision for credit losses	3,499				622					44,578	32,853	76,394
Depreciation of equipment on operating leases	27,171				26,933					107,836	110,314	117,848
Other expenses (income)	6,887				7,204					35,929	35,651	43,158
Total administrative and operating expenses	52,587	80,625	62,171	57,935	49,507	71,388	60,375	59,468	51,347	250,238	242,578	302,972
Total expenses	112,062				114,823					504,311	511,412	616,004
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	93,603				88,440					329,693	319,587	247,547
Income tax (benefit) provision	29,743	24,328	30,423	30,484	30,877	28,290	30,259	28,252	31,252	116,112	118,053	85,067
NET INCOME	63,860				57,563					213,581	201,534	162,480
Net income attributed to noncontrolling interest	(418)	(419)	(474)	(388)	(364)	(388)	(295)	(394)	(411)	(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	63,442	44,076	56,477	54,184	57,199	44,409	52,562	50,253	52,822	211,936	200,046	160,619
COMPREHENSIVE INCOME	50,213				69,801					231,513	184,608	191,496
Comprehensive income attributed to noncontrolling interest	(418)				(364)					(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	49,795				69,437					229,868	183,120	189,635
CNH Capital LLC
REVENUES
Interest and other income from affiliates	11,007									7,437
Total revenues	11,007									7,437
Interest expense:
Interest expense to third parties	18,570				9,884					48,848	8,184
Interest expense to affiliates					66					255	190	155
Total interest expense	18,570				9,950					49,103	8,374	155
Administrative and operating expenses:
Other expenses (income)										1	1	1
Total administrative and operating expenses										1	1	1
Total expenses	18,570				9,950					49,104	8,375	156
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(7,563)				(9,950)					(41,667)	(8,375)	(156)
Income tax (benefit) provision	(2,964)				(3,899)					(16,327)	(3,282)	(62)
Equity in income of consolidated subsidiaries accounted for under the equity method	68,041				63,250					237,276	205,139	160,713
NET INCOME	63,442				57,199					211,936	200,046	160,619
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	63,442				57,199					211,936	200,046	160,619
COMPREHENSIVE INCOME	49,795				69,437					229,868	183,120	189,635
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	49,795				69,437					229,868	183,120	189,635
Guarantor Entities
REVENUES
Interest income on retail and other notes and finance leases	2,374				3,635					10,658	17,089	22,272
Interest and other income from affiliates	44,867				40,252					178,848	153,927	153,814
Servicing fee income	20,513				18,813					82,253	72,087	68,145
Rental income on operating leases	18,803				20,422					82,280	85,346	105,844
Other income	11,444				6,282					31,495	29,237	30,695
Total revenues	98,001				89,404					385,534	357,686	380,808
Interest expense:
Interest expense to third parties	699				842					6,838	(755)	20,296
Interest expense to affiliates	42,159				30,873					146,665	131,869	121,999
Total interest expense	42,858				31,715					153,503	131,114	142,295
Administrative and operating expenses:
Fees charged by affiliates	12,187				11,583					50,591	50,055	50,613
Provision for credit losses	3,182				(14,212)					(563)	31,463	70,981
Depreciation of equipment on operating leases	15,058				16,499					65,107	66,279	87,838
Other expenses (income)	8,010				8,772					32,999	29,213	27,208
Total administrative and operating expenses	38,437				22,642					148,134	177,040	236,640
Total expenses	81,295				54,357					301,637	308,154	378,935
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	16,706				35,047					83,897	49,532	1,873
Income tax (benefit) provision	7,741				13,097					33,663	18,830	1,303
Equity in income of consolidated subsidiaries accounted for under the equity method	59,076				41,300					187,042	174,437	160,143
NET INCOME	68,041				63,250					237,276	205,139	160,713
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	68,041				63,250					237,276	205,139	160,713
COMPREHENSIVE INCOME	54,394				75,488					255,208	188,213	189,729
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	54,394				75,488					255,208	188,213	189,729
CNH Capital America LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%	100.00%								100.00%
New Holland Credit Company LLC
Condensed Statements of Comprehensive Income
Ownership percentage	100.00%	100.00%								100.00%
All Other Subsidiaries
REVENUES
Interest income on retail and other notes and finance leases	58,359				54,604					229,999	221,241	245,279
Interest and other income from affiliates	87,270				85,774					354,010	346,146	306,906
Servicing fee income	29				59					137	514	1,419
Rental income on operating leases	14,324				12,646					51,526	52,383	35,145
Other income	2,202				9,758					34,643	41,950	44,555
Total revenues	162,184				162,841					670,315	662,234	633,304
Interest expense:
Interest expense to third parties	34,894				44,416					163,875	216,760	212,152
Interest expense to affiliates	8,270				9,651					35,424	30,653	42,767
Total interest expense	43,164				54,067					199,299	247,413	254,919
Administrative and operating expenses:
Fees charged by affiliates	23,253				21,731					92,754	83,744	77,075
Provision for credit losses	317				14,834					45,141	1,390	5,413
Depreciation of equipment on operating leases	12,113				10,434					42,729	44,035	30,010
Other expenses (income)	(1,123)				(1,568)					2,929	6,437	15,949
Total administrative and operating expenses	34,560				45,431					183,553	136,391	132,555
Total expenses	77,724				99,498					382,852	383,804	387,474
(Loss) income before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	84,460				63,343					287,463	278,430	245,830
Income tax (benefit) provision	24,966				21,679					98,776	102,505	83,826
NET INCOME	59,494				41,664					188,687	175,925	162,004
Net income attributed to noncontrolling interest	(418)				(364)					(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	59,076				41,300					187,042	174,437	160,143
COMPREHENSIVE INCOME	48,164				53,827					204,003	160,064	188,666
Comprehensive income attributed to noncontrolling interest	(418)				(364)					(1,645)	(1,488)	(1,861)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	47,746				53,463					202,358	158,576	186,805
Eliminations
REVENUES
Interest and other income from affiliates	(45,117)				(30,416)					(147,832)	(118,067)	(84,337)
Servicing fee income	(20,410)				(18,566)					(81,450)	(70,854)	(66,224)
Total revenues	(65,527)				(48,982)					(229,282)	(188,921)	(150,561)
Interest expense:
Interest expense to affiliates	(45,117)				(30,416)					(147,832)	(118,067)	(84,337)
Total interest expense	(45,117)				(30,416)					(147,832)	(118,067)	(84,337)
Administrative and operating expenses:
Fees charged by affiliates	(20,410)				(18,566)					(81,450)	(70,854)	(66,224)
Total administrative and operating expenses	(20,410)				(18,566)					(81,450)	(70,854)	(66,224)
Total expenses	(65,527)				(48,982)					(229,282)	(188,921)	(150,561)
Equity in income of consolidated subsidiaries accounted for under the equity method	(127,117)				(104,550)					(424,318)	(379,576)	(320,856)
NET INCOME	(127,117)				(104,550)					(424,318)	(379,576)	(320,856)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	(127,117)				(104,550)					(424,318)	(379,576)	(320,856)
COMPREHENSIVE INCOME	(102,140)				(128,951)					(457,566)	(346,789)	(376,534)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ (102,140)				$ (128,951)					$ (457,566)	$ (346,789)	$ (376,534)